Notes and Loans Payable (Details) - USD ($)																							3 Months Ended	6 Months Ended				12 Months Ended
	Apr. 08, 2024	Jan. 31, 2024	Jan. 10, 2024	Dec. 11, 2023	Oct. 26, 2023	Oct. 24, 2023	Oct. 14, 2023	Sep. 14, 2023	Sep. 06, 2023	Aug. 31, 2023	Aug. 04, 2023	Jul. 17, 2023	Jul. 03, 2023	Jun. 30, 2023	Jun. 03, 2023	May 04, 2023	Apr. 28, 2023	Oct. 25, 2022	Sep. 30, 2022	Jul. 01, 2022	Dec. 30, 2020	Jun. 17, 2020	Mar. 31, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Mar. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jun. 17, 2024	May 01, 2024	Apr. 30, 2024	Mar. 01, 2024	Dec. 31, 2023	Dec. 01, 2023	Jul. 26, 2023	Jun. 01, 2023	Apr. 12, 2023	Jan. 01, 2023	Aug. 01, 2022	Jan. 13, 2019	Sep. 30, 2018
Notes and Loans Payable (Details) [Line Items]
Amortization of debt discount																								$ 66,428		$ 169,712		$ 292,076	$ 135,506
Principal amount					$ 90,400														$ 150,000				$ 224,000	224,000	$ 224,000			224,000	150,000
Amortization payments																						$ 731
Total accrued interest																			7,777				10,476	10,476	2,012			2,012	7,777	$ 378											$ 5,388	$ 52,500
Notes payable																			345,436				$ 1,048,495	1,048,495	$ 1,013,852			1,013,852	345,436	17,500
Service vendor fee																														2,500
Service arrangement																								$ 17,500				$ 17,500	17,500
Legal fees													$ 90,000		$ 90,000	$ 90,000
Shares issued (in Shares)																							20,000	20,000	20,000			20,000					6,029,598
Total debt discount								$ 22,250									$ 38,000
Interest charge amount																			44,845										10,783
Repaid amount																								$ 47,575
Principal balance						$ 3,400					$ 183,259	$ 90,400							224,000						$ 183,259			$ 183,259	224,000										$ 8,676,957				$ 4,788,642
Sale of receivables								75,000									125,000
Fees								3,500									6,750				$ 276,430
Net payment								71,500									118,250
Repayment amount								1,953									3,255.21							20,000					122,766
Total repayment								93,750									156,250							37,000				19,000
Interest amount								18,750									31,250							112,000
Company repaid																							$ 118,238	$ 118,238	20,611			20,611
Loan balance																												72,921
Net of unamortized debt discount																									$ 11,588			$ 11,588
Interest												14.00%													10.00%			10.00%												26.00%
Maturity date																									May 15, 2024			May 15, 2024
Percentage of due and payable																								150.00%				150.00%
Affiliates percentage (in Dollars per share)																												$ 4.99
Company issued								15,000																					200,387
Bear interest																									$ 10			10
Payment amount																																					$ 275,710
Demand amount											224,000
Paid accrued interest																									4,386			4,386
Notes and loans payable – net of current portion																			127,539				$ 150,000	$ 150,000	150,000			150,000	127,539
Usual payment rate																							10.00%	10.00%
Notes payable totaling																			837,000				$ 834,000	$ 834,000	834,000			834,000	837,000	$ 17,500
Line of credit		$ 700,000								$ 100,000
Loan bear interest		18.00%								18.00%
Minimum monthly principal payment										$ 3,000
Borrowed amount																							100,000	100,000	111,000			111,000
Outstanding balance																							$ 155,000	$ 155,000	92,000			92,000
Matured date																				Jun. 30, 2023
Sale of future receipt			$ 173,750			136,000
Purchase amount			125,000			100,000
Received amount						96,875
Origination fees						3,000
Processing fee						125
Received payment			$ 121,225			96,875
Net origination fees			3750.00%
Variable conversion price percentage																								61.00%
Affiliates percentage																								4.99%
Lender weekly payments		$ 5,000																											7,068
Convertible notes																			222,000						$ 90,000			$ 90,000	222,000						$ 179,376
Interest bearing percentage																									5.50%			5.50%
Aggregate original principal balances																											$ 2,090,007
Small Business Administration [Member]
Notes and Loans Payable (Details) [Line Items]
Principal amount																						$ 150,000			$ 150,000			$ 150,000
Bears interest rate																						3.75%
Accrued interest																												13,621	13,099
Notes payable to service vendor [Member]
Notes and Loans Payable (Details) [Line Items]
Debt instrument term																														1 year
Trillium Partners LP [Member]
Notes and Loans Payable (Details) [Line Items]
Total debt discount																				$ 100,194
Accrues interest, percentage																				22.00%			22.00%	22.00%
Matured date																				Jun. 30, 2023
Trillium L P Notes [Member]
Notes and Loans Payable (Details) [Line Items]
Repaid amount																		$ 50,000
J P Carey Limited Partners L P [Member]
Notes and Loans Payable (Details) [Line Items]
Total debt discount																				$ 100,194
Accrues interest, percentage																				22.00%			22.00%	22.00%
Receivable Agreement [Member]
Notes and Loans Payable (Details) [Line Items]
Total debt discount								22,250									38,000
Lender [Member]
Notes and Loans Payable (Details) [Line Items]
Legal fees					5,000
Total debt discount					10,400							$ 10,400
One eight Zero Zero Diagonal Lending LLC [Member]
Notes and Loans Payable (Details) [Line Items]
Bears interest rate									10.00%
Total accrued interest																									$ 322			$ 322
Accrues interest, percentage																							22.00%	22.00%
Repaid amount																							$ 20,000
Total repayment																								$ 20,611
Conversion price equal percentage (in Dollars per share)																									$ 61			$ 61
Maturity date				Dec. 11, 2024					Sep. 06, 2024
Principal balance				$ 40,000					$ 49,000														69,900	69,900	$ 49,000			$ 49,000
Received amount																							404,700
Aggregate original principal balances																							$ 269,800
Default penalty, percentage																							150.00%
Demand Letter [Member]
Notes and Loans Payable (Details) [Line Items]
Accrued interest											31,304.33
Promissory Note for Legal Services [Member]
Notes and Loans Payable (Details) [Line Items]
Company issued								$ 15,000
Maturity date								Mar. 15, 2024
Interest bearing percentage								10.00%
Legal Services [Member]
Notes and Loans Payable (Details) [Line Items]
Accrued interest							$ 4,854																	8,172				4,866
Total accrued interest																									66			66
Principal balance																							$ 80,000	80,000	56,000			56,000
Interest bearing percentage																																		10.00%		10.00%		10.00%
Principal balance							$ 44,000																		15,000			15,000
Minimum [Member]
Notes and Loans Payable (Details) [Line Items]
Total accrued interest																									66			66
Current																									0			0
Principal balance									322														15,000	15,000
Fees					10,305.6
Option to repurchase			$ 147,500			118,000
Maximum [Member]
Notes and Loans Payable (Details) [Line Items]
Total accrued interest																									15,000			15,000
Current																			22,461										22,461
Principal balance									$ 49,000														818	818
Option to repurchase			158,750			127,000
JP Carey [Member]
Notes and Loans Payable (Details) [Line Items]
Demand amount											214,563
Trillium Partners LP [Member]
Notes and Loans Payable (Details) [Line Items]
Total accrued interest																							64,208	64,208
Small Business Administration [Member]
Notes and Loans Payable (Details) [Line Items]
Principal amount																						$ 150,000	150,000	150,000	150,000			150,000
Bears interest rate																						3.75%
Total accrued interest																									4,386			4,386
Debt instrument amortization payments																						$ 731
Paid accrued interest																							16,398	16,398	13,621			13,621
Trillium Partners LP [Member]
Notes and Loans Payable (Details) [Line Items]
Principal amount																				$ 24,000
Total accrued interest																			10,923						43,994			43,994	10,923
Principal loan																				224,000
Legal fees																				5,000
OID value																				24,000
Cash received																				$ 195,000
Loan bears interest														12.00%						12.00%
Interest charge amount																			44,846										44,846
Principal balance											183,259												183,259	183,259	183,259			183,259
Payment amount																																					$ 275,710
Demand amount											214,563
Trillium Partners LP [Member] | Debt Discount [Member]
Notes and Loans Payable (Details) [Line Items]
Total debt discount																				$ 50,684
Trillium Partners LP [Member] | Total Debt Discount [Member]
Notes and Loans Payable (Details) [Line Items]
Total debt discount																			179,878	$ 179,878									179,878
Trillium Partners LP [Member] | Common Stock [Member]
Notes and Loans Payable (Details) [Line Items]
Shares issued (in Shares)																				1,120,000
J P Carey Limited Partners L P [Member]
Notes and Loans Payable (Details) [Line Items]
Principal amount																				$ 24,000
Total accrued interest																			10,923				84,910	84,910	60,202			60,202	10,923
Principal loan																				224,000
Legal fees																				5,000
OID value																				24,000
Cash received																				$ 195,000
Loan bears interest														12.00%						12.00%
Interest charge amount																													44,845
Principal balance																									224,000			224,000
J P Carey Limited Partners L P [Member] | Debt Discount [Member]
Notes and Loans Payable (Details) [Line Items]
Total debt discount																				$ 50,684
J P Carey Limited Partners L P [Member] | Total Debt Discount [Member]
Notes and Loans Payable (Details) [Line Items]
Total debt discount																			$ 179,878	$ 179,878									$ 179,878
J P Carey Limited Partners L P [Member] | Common Stock [Member]
Notes and Loans Payable (Details) [Line Items]
Shares issued (in Shares)																				1,120,000
Itria Ventures, LLC [Member]
Notes and Loans Payable (Details) [Line Items]
Repaid amount																								133,465
Total repayment								$ 93,750									$ 156,250
Company repaid																									72,265			72,265
Loan balance																								44,345	177,810			177,810
Net of unamortized debt discount																							10,197	10,197	$ 42,050			42,050
Diagonal Lending LLC [Member]
Notes and Loans Payable (Details) [Line Items]
Principal amount												90,400
Legal fees												5,000
Total debt discount												10,400
Interest charge amount					$ 12,565							12,565																12,565
Fees												$ 10,305.6																$ 10,305.6
Company repaid																							65,917	65,917
Loan balance																								59,792
Net of unamortized debt discount																							19,023	19,023
Interest					14.00%							14.00%
Interest bearing percentage																									14.00%			14.00%
Damages amount																								318,392
One eight Zero Zero Diagonal Lending LLC [Member]
Notes and Loans Payable (Details) [Line Items]
Interest charge amount												$ (12,565)
Company repaid																									$ 20,611			$ 20,611
Interest																									22.00%			22.00%
JP Carey [Member]
Notes and Loans Payable (Details) [Line Items]
Principal balance											224,000
Demand amount											270,947.95
JP Carey [Member] | Demand Letter [Member]
Notes and Loans Payable (Details) [Line Items]
Accrued interest											46,947.95
Frondeur Partners LLC [Member]
Notes and Loans Payable (Details) [Line Items]
Principal balance											135,000														$ 135,000			$ 135,000
Frondeur Partners LLC [Member] | Demand Letter [Member]
Notes and Loans Payable (Details) [Line Items]
Accrued interest											$ 7,903																	$ 7,903
Samson [Member]
Notes and Loans Payable (Details) [Line Items]
Principal balance						3,400
Loan balance																								191,513
Net of unamortized debt discount																							$ 56,925	$ 56,925
Processing fee			125			$ 125
Principal amount is payable in weekly installments			$ 8,687.5
Subsequent Event [Member]
Notes and Loans Payable (Details) [Line Items]
Principal balance	$ 11,942.31
Interest																																10.00%
Payment due																															$ 73
Processing fee	75
Received payment	$ 56,425
Subsequent Event [Member] | Diagonal Lending LLC [Member]
Notes and Loans Payable (Details) [Line Items]
Legal fees					$ 5,000
Series B Preferred Stock [Member] | Trillium Partners LP [Member]
Notes and Loans Payable (Details) [Line Items]
Shares issued (in Shares)																				224,000
Series B Preferred Stock [Member] | J P Carey Limited Partners L P [Member]
Notes and Loans Payable (Details) [Line Items]
Shares issued (in Shares)																				224,000
Note Warrant [Member] | Trillium Partners LP [Member]
Notes and Loans Payable (Details) [Line Items]
Shares issued (in Shares)																				1,120,000
Note Warrant [Member] | J P Carey Limited Partners L P [Member]
Notes and Loans Payable (Details) [Line Items]
Shares issued (in Shares)																				1,120,000